REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Revenue Recognition [Abstract]
Rebates	$ 3,622	$ 3,090
Chargebacks	1,002	1,114
Returns	593	573
Other	131	141
Sales reserves and allowances	$ 5,348	$ 4,918